Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Airlines - 0.4%
Southwest Airlines Co. (A)	10,184	$ 514,496

Banks - 7.2%
Citizens Financial Group, Inc.	30,966	1,305,527
Fifth Third Bancorp	45,904	1,665,856
Huntington Bancshares, Inc.	129,964	1,829,893
M&T Bank Corp.	11,300	1,512,505
Regions Financial Corp.	67,063	1,290,963
Zions Bancorp NA	15,023	783,449

		8,388,193

Beverages - 1.3%
Constellation Brands, Inc., Class A	4,084	916,205
Keurig Dr. Pepper, Inc.	16,473	580,014

		1,496,219

Building Products - 2.7%
Carlisle Cos., Inc.	7,939	1,605,583
Fortune Brands Home & Security, Inc.	15,418	1,502,793

		3,108,376

Capital Markets - 6.4%
Ameriprise Financial, Inc.	8,268	2,129,506
Northern Trust Corp.	11,845	1,336,708
Raymond James Financial, Inc.	11,007	1,425,187
State Street Corp.	11,957	1,041,933
T. Rowe Price Group, Inc.	7,162	1,462,194

		7,395,528

Chemicals - 1.6%
Celanese Corp.	6,542	1,019,048
Valvoline, Inc.	27,449	842,135

		1,861,183

Communications Equipment - 2.1%
CommScope Holding Co., Inc. (A)	26,213	554,667
Motorola Solutions, Inc.	8,361	1,872,195

		2,426,862

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	3,228	1,172,732

Consumer Finance - 1.1%
Discover Financial Services	10,586	1,316,052

Containers & Packaging - 1.7%
Ball Corp.	2,530	204,627
Packaging Corp. of America	6,106	863,999
Silgan Holdings, Inc.	23,464	950,761

		2,019,387

Distributors - 1.7%
Genuine Parts Co.	5,433	689,556
LKQ Corp. (A)	25,016	1,269,562

		1,959,118

Diversified Financial Services - 0.6%
Voya Financial, Inc.	10,126	652,114

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 3.5%
Edison International	18,157	$ 989,557
Entergy Corp.	12,174	1,252,948
Xcel Energy, Inc.	26,261	1,792,313

		4,034,818

Electrical Equipment - 3.7%
Acuity Brands, Inc.	7,756	1,360,247
AMETEK, Inc.	8,780	1,220,859
Hubbell, Inc.	8,565	1,716,940

		4,298,046

Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp., Class A	19,330	1,401,232
CDW Corp.	5,082	931,785
Keysight Technologies, Inc. (A)	3,148	518,003
SYNNEX Corp.	12,264	1,466,038

		4,317,058

Entertainment - 0.7%
Zynga, Inc., Class A (A)	83,884	847,228

Equity Real Estate Investment Trusts - 9.9%
American Homes 4 Rent Trust, Class A	25,799	1,083,558
AvalonBay Communities, Inc.	4,435	1,010,426
Boston Properties, Inc.	8,677	1,018,506
Brixmor Property Group, Inc.	29,636	682,221
Essex Property Trust, Inc.	2,084	683,761
Federal Realty Investment Trust	4,363	512,784
JBG SMITH Properties	13,657	445,628
Kimco Realty Corp.	35,573	758,772
Mid-America Apartment Communities, Inc.	3,066	592,045
Rayonier, Inc.	26,454	997,580
Regency Centers Corp.	8,225	537,997
Rexford Industrial Realty, Inc.	6,856	421,781
Sun Communities, Inc.	2,967	581,858
Ventas, Inc.	8,254	493,424
Weyerhaeuser Co.	29,659	1,000,398
WP Carey, Inc.	7,757	625,912

		11,446,651

Food & Staples Retailing - 1.3%
Kroger Co.	19,148	779,323
US Foods Holding Corp. (A)	20,308	697,377

		1,476,700

Food Products - 0.8%
Post Holdings, Inc. (A)	8,878	908,575

Gas Utilities - 1.1%
National Fuel Gas Co.	25,504	1,311,671

Health Care Equipment & Supplies - 1.3%
Zimmer Biomet Holdings, Inc.	9,576	1,564,910

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	10,859	1,326,644
Henry Schein, Inc. (A)	12,328	988,089
Humana, Inc.	947	403,289
Laboratory Corp. of America Holdings (A)	5,941	1,759,427
Universal Health Services, Inc., Class B	8,804	1,412,250

		5,889,699

Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	3,788	$ 552,594
Expedia Group, Inc. (A)	3,491	561,597

		1,114,191

Household Durables - 2.0%
Mohawk Industries, Inc. (A)	5,010	976,449
Newell Brands, Inc.	53,084	1,313,829

		2,290,278

Household Products - 0.5%
Energizer Holdings, Inc.	13,846	593,301

Insurance - 5.8%
Alleghany Corp. (A)	924	612,705
Arch Capital Group Ltd. (A)	13,660	532,740
Hartford Financial Services Group, Inc.	16,843	1,071,552
Lincoln National Corp.	13,063	804,942
Loews Corp.	31,945	1,713,210
Progressive Corp.	7,542	717,697
RenaissanceRe Holdings Ltd.	3,429	523,574
W.R. Berkley Corp.	10,572	773,553

		6,749,973

Interactive Media & Services - 0.8%
IAC / InterActiveCorp (A)	7,084	972,562

IT Services - 0.4%
FleetCor Technologies, Inc. (A)	1,911	493,458

Machinery - 6.1%
IDEX Corp.	4,875	1,105,114
ITT, Inc.	14,564	1,425,961
Lincoln Electric Holdings, Inc.	9,854	1,373,943
Middleby Corp. (A)	6,122	1,172,302
Snap-on, Inc.	4,666	1,017,095
Timken Co.	12,677	1,007,821

		7,102,236

Media - 2.9%
Liberty Broadband Corp., Class C (A)	10,637	1,887,961
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	33,103	1,529,359

		3,417,320

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	26,156	996,544

Multi-Utilities - 3.3%
CMS Energy Corp.	24,861	1,536,161
Sempra Energy	5,529	722,364
WEC Energy Group, Inc.	16,750	1,576,845

		3,835,370

Multiline Retail - 0.7%
Kohl’s Corp.	15,468	785,774

Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	68,779	1,100,464
Diamondback Energy, Inc.	17,550	1,353,631
EQT Corp. (A)	26,671	490,480
Williams Cos., Inc.	44,384	1,111,819

		4,056,394

Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (A)	3,601	610,442

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.9%
Leidos Holdings, Inc.	10,228	$ 1,088,464

Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (A)	15,551	1,500,050

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	7,358	1,231,876

Software - 0.8%
NortonLifeLock, Inc.	37,898	940,628

Specialty Retail - 3.6%
AutoZone, Inc. (A)	1,113	1,807,033
Best Buy Co., Inc.	11,931	1,340,448
Gap, Inc.	34,053	993,326

		4,140,807

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	10,059	983,167
Ralph Lauren Corp.	8,596	975,818
Tapestry, Inc. (A)	12,778	540,509

		2,499,494

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	38,010	526,058

Total Common Stocks (Cost $63,888,275)		113,350,836

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.00% (B), dated 07/30/2021, to be repurchased at $2,905,581 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $2,963,785.	$ 2,905,581	2,905,581

Total Repurchase Agreement (Cost $2,905,581)		2,905,581

Total Investments (Cost $66,793,856)		116,256,417
Net Other Assets (Liabilities) - (0.1)%		(64,247)

Net Assets - 100.0%		$ 116,192,170

Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$113,350,836	$—	$—	$113,350,836
Repurchase Agreement	—	2,905,581	—	2,905,581

Total Investments	$113,350,836	$2,905,581	$—	$116,256,417

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4